Cover	Oct. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-40133
Entity Registrant Name	ENVOY MEDICAL, INC.
Entity Central Index Key	0001840877
Entity Tax Identification Number	86-1369123
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4875 White Bear Parkway
Entity Address, City or Town	White Bear Lake
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55110
City Area Code	877
Local Phone Number	900-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	COCH
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	COCHW
Security Exchange Name	NASDAQ